UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513)629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2020

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
February 29, 2020 (Unaudited)
	Principal
	Amount	Value
Asset Backed Securities - 5.79%
Ford Credit Floorplan Master Owner Trust
A-1, 2.070%, 05/15/2022	$1,475,000	$1,476,384
Hyundai Auto Receivables Trust
2019-A, 2.670%, 12/15/2021	318,133	319,803
Verizon Owner Trust
2019-B, 2.330%, 12/20/2023	2,410,000	2,455,238
Total Asset Backed Securities (Cost $4,195,269)		4,251,425

Collateralized Mortgage Obligations - 0.02%
Government National Mortgage Association
2010-157, 2.047% (1 Month LIBOR USD + 0.400%), 01/20/2040 (a)	15,966	15,968
Total Collateralized Mortgage Obligations (Cost $15,988)		15,968

Corporate Bonds - 26.16%
Diversified Banks - 8.35%
Bank of America Corp.
4.244% (3 Month LIBOR USD + 1.814%), 04/24/2038 (a)	1,821,000	2,153,707
Citigroup, Inc.
3.887% (3 Month LIBOR USD + 1.563%), 01/10/2028 (a)	1,962,000	2,176,514
JPMorgan Chase & Co.
3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	1,624,000	1,797,795
		6,128,016
Health Care Services - 2.40%
CVS Health Corp.
4.300%, 03/25/2028	1,572,000	1,762,510
Home Improvement Retail - 2.67%
The Home Depot, Inc.
5.875%, 12/16/2036	1,356,000	1,960,267
Homebuilding - 1.86%
NVR, Inc.
3.950%, 09/15/2022	1,288,000	1,362,739
Integrated Telecommunication Services - 1.93%
Verizon Communications, Inc.
5.250%, 03/16/2037	1,062,000	1,420,242
Investment Banking & Brokerage - 5.93%
Morgan Stanley
3.772% (3 Month LIBOR USD + 1.140%), 01/24/2029 (a)	2,100,000	2,335,191
The Goldman Sachs Group, Inc.
4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (a)	1,776,000	2,015,932
		4,351,123
Regional Banks - 3.02%
BB&T Corp.
3.750%, 12/06/2023	2,058,000	2,217,435
Total Corporate Bonds (Cost $17,586,634)		19,202,332

Mortgage Backed Securities - 21.68%
Fannie Mae Pool
2.500%, 07/01/2023	150,997	155,116
3.000%, 04/01/2032	1,127,013	1,169,280
3.500%, 05/01/2039	575,921	602,952
4.000%, 10/01/2048	2,331,577	2,541,162
4.500%, 07/01/2049	1,748,614	1,873,280
2.500%, 01/01/2050	198,749	202,882
3.000%, 01/01/2050	2,547,936	2,640,604

Freddie Mac Pool
2.500%, 10/01/2032	947,498	981,006
3.500%, 01/01/2048	2,678,486	2,837,915
3.500%, 08/01/2049	684,608	726,722
3.000%, 10/01/2049	2,112,944	2,184,858
Total Mortgage Backed Securities (Cost $15,478,325)		15,915,777

Municipal Bonds - 18.22%
California - 1.50%
Contra Costa Community College District
6.504%, 08/01/2034	750,000	1,098,352
North Carolina - 5.38%
University of North Carolina at Chapel Hill
3.327%, 12/01/2036	3,410,000	3,945,950
Ohio - 2.16%
Ohio Housing Finance Agency
2.650%, 11/01/2041	493,000	502,535
State of Ohio
2.785%, 01/01/2031	1,000,000	1,086,790
		1,589,325
Oregon - 1.47%
State of Oregon
3.975%, 05/01/2038	950,000	1,080,102
Texas - 6.70%
City of Houston, TX Combined Utility System Revenue
2.505%, 11/15/2032	1,000,000	1,062,090
Permanent University Fund - Texas A&M University System
3.660%, 07/01/2047	3,500,000	3,859,450
		4,921,540
Washington - 1.01%
University of Washington
3.704%, 12/01/2044	700,000	741,811
Total Municipal Bonds (Cost $12,106,701)		13,377,080

U.S. Government Agency Issues - 5.39%
Ginnie Mae II Pool
3.000%, 08/20/2045	1,213,193	1,268,867
3.500%, 03/20/2047	1,608,347	1,685,840
4.000%, 12/20/2047	944,685	1,000,496
Total U.S. Government Agency Issues (Cost $3,788,964)		3,955,203

U.S. Government Notes/Bonds - 22.20%
United States Treasury Note/Bond
2.875%, 11/15/2021	1,856,000	1,916,719
2.625%, 03/31/2025	4,264,000	4,620,943
1.625%, 09/30/2026	3,074,000	3,191,436
2.750%, 02/15/2028	1,970,000	2,223,638
2.500%, 02/15/2045	3,719,000	4,341,206
Total U.S. Government Notes/Bonds (Cost $14,466,230)		16,293,942

	Shares
Money Market Funds - 0.31%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.442% (b)	227,519	227,519
Total Money Market Funds (Cost $227,519)		227,519

Total Investments (Cost $67,865,630) - 99.77%		73,239,246
Other Assets in Excess of Liabilities - 0.23%		168,112
Total Net Assets - 100.00%		$73,407,358

(a)	Variable rate security; the rate shown represents the rate at February 29, 2020.
(b)	The rate shown represents the seven day yield at February 29, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Equity Allocation Fund
Schedule of Investments
February 29, 2020 (Unaudited)
	Number of
	Shares	Value
Common Stocks - 94.48%
Aerospace & Defense - 2.46%
Airbus SE (a)	14,403	$1,738,419
Hexcel Corp.	517	33,414
Spirit AeroSystems Holdings, Inc.	12,572	664,304
Triumph Group, Inc.	3,217	61,123
		2,497,260
Auto Components - 1.34%
Continental AG (a)	8,997	1,028,875
Gentherm, Inc. (b)	5,488	223,801
Standard Motor Products, Inc.	2,442	107,448
		1,360,124
Banks - 9.60%
ABN AMRO Group NV (a)(c)	62,107	851,817
Bank Rakyat Indonesia Persero Tbk PT (a)	3,257,700	973,489
First Horizon National Corp.	3,129	41,710
HDFC Bank Ltd. - ADR	1,419	77,832
Huntington Bancshares Inc/OH	4,001	49,092
ICICI Bank Ltd. - ADR	64,894	900,080
ING Group NV (a)	198,353	1,899,392
KB Financial Group, Inc. (a)	2,398	75,809
Lloyds Banking Group PLC (a)	3,561,752	2,311,923
Swedbank AB (a)	94,519	1,435,574
Wells Fargo & Co.	27,943	1,141,472
		9,758,190
Beverages - 0.50%
Treasury Wine Estates Ltd. (a)	70,243	512,785
Biotechnology - 2.04%
Alnylam Pharmaceuticals, Inc. (b)	5,027	591,477
Ionis Pharmaceuticals, Inc. (b)	6,450	327,531
Neurocrine Biosciences, Inc. (b)	4,324	409,483
Regeneron Pharmaceuticals, Inc. (b)	1,671	742,876
		2,071,367
Building Products - 2.21%
AAON, Inc.	4,088	224,881
Cie de Saint-Gobain (a)	49,738	1,756,218
Simpson Manufacturing Co., Inc.	3,338	265,137
		2,246,236
Commercial Services & Supplies - 1.98%
Healthcare Services Group, Inc.	8,401	231,364
Stericycle, Inc. (b)	2,385	136,971
Tetra Tech, Inc.	3,026	244,713
Waste Management, Inc.	12,669	1,403,851
		2,016,899
Construction Materials - 2.68%
Cemex SAB de CV - ADR	231,700	759,976
China Resources Cement Holdings Ltd. (a)	119,000	152,895
HeidelbergCement AG (a)	30,146	1,806,678
		2,719,549
Consumer Finance - 0.40%
Ally Financial, Inc.	1,843	46,204
FirstCash, Inc.	2,624	201,838
SLM Corp.	15,467	160,393
		408,435
Diversified Financial Services - 0.58%
FactSet Research Systems, Inc.	1,070	284,609
M&G PLC (a)(b)	115,785	302,350
		586,959
Diversified Telecommunication Services - 3.28%
KT Corp. - ADR (b)	30,237	291,787
KT Corp. (a)	5,934	116,891
ORBCOMM, Inc. (b)	28,299	93,670
Verizon Communications, Inc.	52,198	2,827,045
		3,329,393

Electric Utilities - 1.32%
The Kansai Electric Power Co., Inc. (a)	124,300	1,339,689
Electrical Equipment - 2.20%
Mitsubishi Electric Corp. (a)	51,100	642,442
Schneider Electric SE (a)	14,256	1,448,399
TPI Composites, Inc. (b)	6,018	142,867
		2,233,708
Electronic Equipment, Instruments & Components - 3.58%
Badger Meter, Inc.	2,967	178,643
IPG Photonics Corp. (b)	1,762	224,902
Kyocera Corp. (a)	24,700	1,545,158
Littelfuse, Inc.	1,543	246,386
Samsung SDI Co. Ltd. (a)	743	180,600
TE Connectivity Ltd. (a)	11,310	937,260
Trimble, Inc. (b)	8,122	320,657
		3,633,606
Energy Equipment & Services - 0.05%
Newpark Resources, Inc. (b)	14,634	51,365
Entertainment - 0.57%
Ubisoft Entertainment SA (a)(b)	7,771	582,784
Food & Staples Retailing - 0.53%
Walgreens Boots Alliance, Inc.	11,816	540,700
Food Products - 0.76%
Lamb Weston Holdings, Inc.	8,914	774,537
Gas Utilities - 0.23%
Tokyo Gas Co. Ltd. (a)	11,600	232,788
Health Care Equipment & Supplies - 4.48%
ABIOMED, Inc. (b)	1,013	152,213
Alcon, AG (a)(b)	4,063	248,458
Alcon, Inc. (a)(b)	1	61
Becton Dickinson & Co.	5,057	1,202,657
Edwards Lifesciences Corp. (b)	821	168,174
Inogen, Inc. (b)	2,826	129,374
Insulet Corp. (b)	1,830	347,645
Integer Holdings Corp. (b)	2,731	246,254
Masimo Corp. (b)	2,165	353,609
Medtronic PLC (a)	10,637	1,070,828
Merit Medical Systems, Inc. (b)	7,994	287,864
ResMed, Inc.	1,843	292,963
Tandem Diabetes Care, Inc. (b)	685	51,142
		4,551,242
Health Care Providers & Services - 0.35%
Chemed Corp.	849	354,559
Health Care Technology - 1.32%
Cerner Corp.	11,426	791,479
Omnicell, Inc. (b)	4,585	373,540
Vocera Communications, Inc. (b)	7,064	172,291
		1,337,310
Healthcare Providers & Services - 0.69%
CVS Health Corp.	11,878	702,940
Hotels, Restaurants & Leisure - 0.00%
Compass Group PLC (a)	1	22
Household Durables - 1.68%
Sony Corp. (a)	27,700	1,707,646
Household Products - 1.01%
Reckitt Benckiser Group PLC (a)	13,883	1,025,855
Insurance - 9.37%
Aflac, Inc.	34,077	1,460,199
AIA Group Ltd. (a)	143,000	1,433,210
Intact Financial Corp. (a)(b)	11,018	1,194,270
Progressive Corp.	31,187	2,281,642
Prudential PLC (a)	55,550	923,489
Reinsurance Group of America, Inc.	7,999	976,118
Samsung Fire & Marine Insurance Co. Ltd. (a)	586	95,449
Willis Towers Watson Plc (a)	6,121	1,158,399
		9,522,776
Interactive Media & Services - 2.47%
Tencent Holdings Ltd. (a)	49,600	2,514,953
Internet & Catalog Retail - 1.77%
Amazon.com, Inc. (b)	955	1,798,981

Internet Software & Services - 5.40%
Alibaba Group Holding, Ltd. - ADR (b)	1,044	217,152
Alphabet, Inc. - Class C (b)	1,429	1,913,903
Baidu, Inc. - ADR (b)	972	116,621
Facebook, Inc. - Class A (b)	16,113	3,101,269
NIC, Inc.	8,024	146,759
		5,495,704
IT Services - 1.19%
Visa, Inc. - Class A	6,630	1,205,069
Life Sciences Tools & Services - 0.59%
Illumina, Inc. (b)	2,241	595,366
Machinery - 2.63%
Amada Holdings Co. Ltd. (a)	74,700	696,493
Deere & Co.	7,197	1,126,186
Epiroc AB (a)	17,780	205,379
KION Group AG (a)	11,860	641,428
		2,669,486
Media - 2.00%
Comcast Corp.	50,328	2,034,762
Metals & Mining - 1.22%
Agnico Eagle Mines Ltd. (a)	22,696	1,078,741
Grupo Mexico SAB de CV (a)	69,800	164,934
		1,243,675
Oil, Gas & Consumable Fuels - 2.95%
BP PLC - ADR	34,114	1,067,427
Kinder Morgan, Inc.	2,682	51,414
TOTAL SA (a)	43,398	1,875,761
		2,994,602
Pharmaceuticals - 3.25%
Eisai Co Ltd. (a)	8,500	624,206
GlaxoSmithKline Plc - ADR	14,690	595,386
Novartis AG - ADR	19,376	1,626,809
Novartis AG (a)	5,421	456,032
		3,302,433
Professional Services - 0.06%
Mistras Group, Inc. (b)	7,665	60,170
Real Estate Management & Development - 2.36%
Vonovia SE (a)	44,295	2,396,711
Semiconductors & Semiconductor Equipment - 2.82%
Samsung Electronics Co. Ltd. (a)	51,186	2,303,952
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	10,530	566,935
		2,870,887
Software - 3.59%
Everbridge, Inc. (b)	1,986	209,841
ForeScout Technologies, Inc. (b)	4,247	138,197
Microsoft Corp.	19,293	3,125,659
PROS Holdings, Inc. (b)	3,904	178,764
		3,652,461
Specialty Retail - 0.73%
Burlington Stores, Inc. (b)	247	53,416
Foot Locker, Inc.	18,988	688,315
		741,731
Technology Hardware, Storage & Peripherals - 0.06%
Stratasys Ltd. (a)(b)	3,914	62,624
Textiles, Apparel & Luxury Goods - 1.31%
Carter's, Inc.	2,693	246,329
Shenzhou International Group Holdings Ltd. (a)	85,600	1,083,335
		1,329,664
Thrifts & Mortgage Finance - 0.04%
MGIC Investment Corp.	3,313	39,855
Wireless Telecommunication Services - 4.83%
China Mobile Ltd. - ADR	68,693	2,735,355
KDDI Corp. (a)	77,000	2,175,524
		4,910,879
Total Common Stocks (Cost $87,223,463)		96,018,737

Preferred Stocks - 0.35%
Banks - 0.11%
Itau Unibanco Holding SA (a)(d), 10.28% (e)	16,152	114,195
Insurance - 0.13%

Samsung Fire & Marine Insurance Co. Ltd. (a)(d), 7.59% (e)	1,147	129,473
Semiconductors & Semiconductor Equipment - 0.11%
Samsung Electronics Co Ltd. (a)(d), 2.65% (e)	3,041	116,094
Total Preferred Stocks (Cost $407,691)		359,762

Real Estate Investment Trusts - 0.19%
Iron Mountain, Inc.	6,362	193,468
Total Real Estate Investment Trusts (Cost $194,089)		193,468

Money Market Funds - 6.82%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.442% (f)	6,926,035	6,926,035
Total Money Market Funds (Cost $6,926,035)		6,926,035

Total Investments (Cost $94,751,278) - 101.84%		103,498,002
Liabilities in Excess of Other Assets - (1.84)%		(1,871,283)
Total Net Assets - 100.00%		$101,626,719

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	Security is perpetual in nature with no stated maturity.
(e)	Dividend yield; the rate shown represents the rate February 29, 2020.
(f)	Seven day yield; the rate shown represents the rate at February 29, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
February 29, 2020 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.59%
Alaska - 3.62%
Alaska Housing Finance Corp.
5.000%, 12/01/2033	$2,500,000	$3,166,300
State of Alaska
5.000%, 04/01/2022	695,000	697,175
		3,863,475
Arizona - 1.96%
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2032	625,000	809,100
5.000%, 01/01/2036	1,000,000	1,284,750
		2,093,850
Colorado - 0.44%
City & County of Denver, CO Airport System Revenue
5.000%, 11/15/2025	420,000	467,380
Connecticut - 2.57%
Connecticut Housing Finance Authority
2.850%, 11/15/2026	465,000	491,031
Connecticut State Health & Educational Facilities Authority - Yale University
2.050%, 07/01/2035 (a)	1,025,000	1,041,154
2.000%, 07/01/2042 (a)	1,140,000	1,209,141
		2,741,326
Florida - 2.86%
Florida Housing Finance Corp.
2.250%, 01/01/2026	460,000	485,562
3.200%, 07/01/2030	805,000	855,530
Florida's Turnpike Enterprise
4.000%, 07/01/2033	1,500,000	1,715,880
		3,056,972
Illinois - 6.22%
Chicago O'Hare International Airport
5.000%, 01/01/2036	2,000,000	2,464,220
5.000%, 01/01/2036	1,000,000	1,205,710
Illinois Finance Authority - Ascension Health Credit Group
4.000%, 02/15/2033	2,550,000	2,968,837
		6,638,767
Iowa - 0.75%
Iowa State University of Science & Technology - Iowa State University of Science
3.000%, 07/01/2025	720,000	797,062
Kansas - 1.46%
State of Kansas Department of Transportation
5.000%, 09/01/2030	1,210,000	1,560,755
Maryland - 1.19%
City of Baltimore, MD - Baltimore, MD Wastewater Utility
5.000%, 07/01/2027	1,000,000	1,268,820
Massachusetts - 3.72%
Massachusetts Development Finance Agency - Dana-Farber Cancer Obligation
5.000%, 12/01/2032	430,000	534,116
Massachusetts Development Finance Agency - Partners HealthCare System
5.000%, 07/01/2030	2,660,000	3,438,449
		3,972,565

Minnesota - 1.72%
Minneapolis-St Paul Metropolitan Airports Commission
5.000%, 01/01/2026	550,000	636,405
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2030	1,040,000	1,194,898
		1,831,303
Nebraska - 1.48%
Nebraska Investment Finance Authority
2.900%, 09/01/2026	505,000	538,209
3.350%, 09/01/2028	1,000,000	1,044,240
		1,582,449
Nevada - 6.35%
Clark County Water Reclamation District
4.000%, 07/01/2034	1,175,000	1,361,754
County of Clark Department of Aviation
5.000%, 07/01/2033	1,750,000	2,035,040
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,092,790
5.000%, 06/01/2030	1,300,000	1,416,363
5.000%, 06/01/2030	700,000	867,426
		6,773,373
New Jersey - 1.79%
New Jersey Turnpike Authority
5.000%, 01/01/2036	1,500,000	1,907,850
New York - 12.61%
Metropolitan Transportation Authority
4.000%, 11/15/2035	1,000,000	1,178,110
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,807,275
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2034	1,000,000	1,242,800
New York City Water & Sewer System
5.000%, 06/15/2032	430,000	548,413
New York State Dormitory Authority
5.000%, 02/15/2033	1,000,000	1,192,050
New York State Urban Development Corp.
5.000%, 03/15/2029	2,500,000	2,807,600
Port Authority of New York & New Jersey
5.000%, 11/15/2033	1,490,000	1,917,466
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	432,020
3.125%, 10/01/2032	970,000	1,054,400
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2030	1,000,000	1,278,710
		13,458,844
North Carolina - 0.62%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	658,476
Ohio - 3.34%
Ohio Higher Educational Facility Commission
1.140%, 01/01/2043 (a)	500,000	500,000
Ohio Water Development Authority
5.000%, 06/01/2028	750,000	952,178
5.000%, 12/01/2030	1,675,000	2,115,458
		3,567,636
Pennsylvania - 7.06%
Commonwealth of Pennsylvania
3.250%, 08/15/2026	1,560,000	1,738,371
Pennsylvania Economic Development Financing Authority
5.000%, 02/01/2033	1,130,000	1,315,478
4.000%, 11/15/2035	1,415,000	1,668,299

Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	510,000	534,026
3.200%, 10/01/2031	2,010,000	2,151,866
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2027	120,000	120,000
		7,528,040
Tennessee - 1.44%
Tennessee Housing Development Agency
1.350%, 07/01/2020	1,530,000	1,532,341
Texas - 22.68%
Aldine Independent School District
5.000%, 02/15/2028	1,000,000	1,197,380
Arlington Higher Education Finance Corp. - A.W. Brown Fellowship Leader
5.000%, 08/15/2024	315,000	367,573
Arlington Higher Education Finance Corp. - KIPP Texas, Inc.
5.000%, 08/15/2027	1,220,000	1,550,986
City of Houston, TX
5.000%, 03/01/2029	2,575,000	3,248,131
City of Houston, TX Combined Utility System Revenue
1.759%, 12/01/2028 (b)	2,325,000	2,097,685
Dallas Independent School District
5.000%, 02/15/2036 (a)	5,000	5,402
Grapevine-Colleyville Independent School District
2.000%, 08/01/2036 (a)	530,000	532,496
La Joya Independent School District
5.000%, 02/15/2028	550,000	707,669
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,175,304
North Texas Tollway Authority
5.000%, 01/01/2026	1,265,000	1,464,313
3.991%, 09/01/2037 (b)	2,025,000	1,093,237
San Antonio Water System
2.625%, 05/01/2049 (a)	2,750,000	2,927,925
State of Texas
4.000%, 08/27/2020	2,500,000	2,538,725
5.000%, 10/01/2034	1,250,000	1,592,550
Tarrant Regional Water District
5.000%, 03/01/2029	2,575,000	3,097,030
Texas State University System
5.000%, 03/15/2021	595,000	595,845
		24,192,251
Virginia - 2.73%
County of Fairfax, VA Sewer Revenue
5.000%, 07/15/2030	215,000	270,915
FHLMC Multifamily VRD Certificates
2.550%, 06/15/2035	1,490,000	1,614,996
Virginia Housing Development Authority
2.490%, 01/01/2022	1,000,000	1,028,780
		2,914,691
Washington - 8.48%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	750,000	943,477
City of Seattle WA Municipal Light & Power Revenue
5.000%, 04/01/2031	1,000,000	1,324,930
State of Washington
5.000%, 07/01/2029	1,500,000	1,845,765
5.000%, 08/01/2029	400,000	454,372
5.000%, 02/01/2031	1,000,000	1,362,670
5.000%, 06/01/2032	1,275,000	1,697,790
Washington State Housing Finance Commission
3.000%, 12/01/2031	1,325,000	1,415,458
		9,044,462

Wisconsin - 3.50%
State of Wisconsin
5.000%, 05/01/2032	1,015,000	1,182,008
5.000%, 11/01/2032	1,000,000	1,273,940
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,085,000	1,275,287
		3,731,235
Total Municipal Bonds (Cost $99,156,186)		105,183,923

	Shares
Money Market Funds - 0.72%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.442% (c)	764,252	764,252
Total Money Market Funds (Cost $764,252)		764,252

Total Investments (Cost $99,920,438) - 99.31%		105,948,175
Other Assets in Excess of Liabilities - 0.69%		735,135
Total Net Assets - 100.00%		$106,683,310

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	Zero coupon bond; effective yield is shown.
(c)	The rate shown represents the seven day yield as of February 29, 2020.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
February 29, 2020 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 98.07%
Georgia - 3.68%
City of Atlanta, GA Department of Aviation
5.000%, 07/01/2035	$1,500,000	$1,975,965
New York - 92.28%
City of New York, NY
4.000%, 08/01/2034	600,000	698,490
5.000%, 12/01/2035	1,230,000	1,601,681
City of Yonkers, NY
5.000%, 05/01/2022	255,000	277,733
County of Dutchess, NY
4.000%, 03/01/2032	500,000	605,165
County of Westchester, NY
4.000%, 07/01/2022	5,000	5,218
4.000%, 12/01/2029	1,000,000	1,210,850
Housing Development Corp. of New York City
1.900%, 05/01/2021	215,000	215,157
Metropolitan Transportation Authority
5.000%, 11/15/2026	1,000,000	1,111,960
5.000%, 11/15/2028	260,000	338,023
5.000%, 11/15/2029	1,000,000	1,110,540
4.000%, 11/15/2032	1,000,000	1,190,140
4.000%, 11/15/2035	750,000	883,583
New York City Housing Development Corp.
1.850%, 05/01/2026	250,000	261,438
2.850%, 11/01/2031	1,130,000	1,195,709
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2023	500,000	529,050
5.000%, 07/15/2030	1,120,000	1,368,483
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 02/01/2034	2,000,000	2,520,900
New York City Trust for Cultural Resources - American Museum of Natural History
5.000%, 07/01/2031	620,000	729,802
New York City Trust for Cultural Resources - Whitney Museum of American Art
5.000%, 07/01/2031	1,000,000	1,033,220
New York City Water & Sewer System
4.000%, 06/15/2036	1,090,000	1,325,909
New York Liberty Development Corp.
5.000%, 09/15/2030	1,000,000	1,083,300
New York State Dormitory Authority
5.000%, 10/01/2032	1,000,000	1,243,930
5.000%, 02/15/2033	1,000,000	1,192,050
5.000%, 07/01/2034	1,000,000	1,210,540
5.000%, 07/01/2034	1,000,000	1,469,280
5.000%, 03/15/2035	2,000,000	2,424,060
5.000%, 07/01/2035	500,000	668,480
5.000%, 03/15/2036	225,000	273,100
New York State Dormitory Authority - New York University
5.000%, 07/01/2033	1,000,000	1,210,910
New York State Dormitory Authority - State University of New York
5.000%, 07/01/2031	1,105,000	1,404,422
New York State Environmental Facilities Corp.
5.000%, 10/15/2024	425,000	427,138

New York State Housing Finance Agency
2.125%, 11/01/2023	400,000	407,896
2.900%, 11/01/2025	190,000	202,200
3.050%, 11/01/2027	1,000,000	1,033,990
New York State Thruway Authority
5.000%, 01/01/2032	1,000,000	1,189,750
5.000%, 01/01/2035	1,000,000	1,216,970
New York State Thruway Authority Highway & Bridge Trust Fund
5.000%, 04/01/2032	1,250,000	1,353,938
New York State Urban Development Corp.
5.000%, 03/15/2029	750,000	842,280
Port Authority of New York & New Jersey
5.000%, 11/15/2031	300,000	388,344
5.000%, 10/15/2033	1,250,000	1,523,125
5.000%, 11/15/2033	700,000	900,823
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2028	1,030,000	1,225,041
5.000%, 10/15/2029	555,000	659,262
State of New York
5.000%, 03/01/2028	500,000	562,325
5.000%, 12/15/2030	1,000,000	1,073,490
State of New York Mortgage Agency
2.300%, 10/01/2027	700,000	732,823
2.650%, 04/01/2029	500,000	534,445
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2028	300,000	334,014
5.000%, 11/15/2029	425,000	545,823
2.706%, 11/15/2032 (a)	590,000	462,047
5.000%, 11/15/2034	1,000,000	1,313,220
Utility Debt Securitization Authority
5.000%, 12/15/2028	755,000	936,404
5.000%, 12/15/2034	1,000,000	1,243,690
		49,502,161
Texas - 2.11%
Houston Independent School District
5.000%, 02/15/2034	900,000	1,130,112
Total Municipal Bonds (Cost $49,714,862)		52,608,238

	Shares
Money Market Funds - 0.99%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.442% (b)	530,230	530,230
Total Money Market Funds (Cost $530,230)		530,230

Total Investments (Cost $50,245,092) - 99.06%		53,138,468
Other Assets in Excess of Liabilities - 0.94%		503,377
Total Net Assets - 100.00%		$53,641,845

Percentages are stated as a percent of net assets.

(a)	Zero coupon bond; effective yield is shown.
(b)	The rate shown represents the seven day yield as of February 29, 2020.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. Constant Yield Amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 29, 2020.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$54,675,859	$41,342,878	$-	$96,018,737
Preferred Stock	114,195	245,567	-	359,762
Real Estate Investment Trusts	193,468	-	-	193,468
Total Equity Securities	54,983,522	41,588,445	-	96,571,967
Money Market Funds	6,926,035	-	-	6,926,035
Total Investments in Securities	$61,909,557	$41,588,445	$-	$103,498,002

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$4,251,425	$-	$4,251,425
Collateralized Mortgage Obligations	-	15,968	-	15,968
Corporate Bonds	-	19,202,332	-	19,202,332
Mortgage Backed Securities	-	15,915,777	-	15,915,777
Municipal Bonds	-	13,377,080	-	13,377,080
U.S. Government Notes/Bonds	-	16,293,942	-	16,293,942
U.S. Government Agency Issues	-	3,955,203	-	3,955,203
Total Fixed Income Securities	-	73,011,727	-	73,011,727
Money Market Funds	227,519	-	-	227,519
Total Investments in Securities	$227,519	$73,011,727	$-	$73,239,246

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$105,183,923	$-	$105,183,923
Total Fixed Income Securities	-	105,183,923	-	105,183,923
Money Market Funds	764,252	-	-	764,252
Total Investments in Securities	$764,252	$105,183,923	$-	$105,948,175

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$52,608,238	$-	$52,608,238
Total Fixed Income Securities	-	52,608,238	-	52,608,238
Money Market Funds	530,230	-	-	530,230
Total Investments in Securities	$530,230	$52,608,238	$-	$53,138,468

The Funds held no Level 3 securities during the period ended February 29, 2020.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended February 29, 2020.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)   /s/ John Buckel
  John Buckel, President

Date    4/15/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date    4/15/2020

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date   4/15/2020

* Print the name and title of each signing officer under his or her signature.